Related Party Transactions (Tables)	9 Months Ended
Oct. 31, 2021
Disclosure of transactions between related parties [text block] [Abstract]
Schedule of proportional cost allocation based on management’s estimation
October 31,
2021

Directors’ fees	$36,039
Personnel	277,246
Professional services	17,511
Office and administrative	83,682
$414,478

Schedule of company paid or accrued following amounts
For the Period from Inception on February 5, 2021 to October 31, 2021
Share-based payment	$500,231
Directors’ fees	82,333
Personnel	277,532
$860,096